February 28, 2011

NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND

SUMMARY PROSPECTUS
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at: for Class A shares, http://www.nb.com/fixedincomefunds/a; for Class C shares, http://www.nb.com/fixedincomefunds/c; or for Institutional Class shares, http://www.nb.com/fixedincomefunds/institutional. You can also get this information at no cost by calling 877-628-2583 (Class A and Class C) or 800-366-6264 (Institutional Class), or by sending an email request to fundinfo@nb.com. You can also get this information from your investment provider or any investment provider authorized to sell the Fund’s shares. The Fund’s prospectus and SAI, each dated February 28, 2011 (as each may be amended or supplemented), are incorporated herein by reference.

GOAL
The Fund seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity; total return is a secondary goal.

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 77 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 114 in the Fund’s SAI.

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	4.25	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.52	0.52	0.40
Distribution (12b-1) fees	0.25	1.00	None
Other expenses2	0.24	0.24	0.24
Total annual operating expenses	1.01	1.76	0.64
Fee waiver and/or expense reimbursement	0.14	0.14	0.14
Total annual operating expenses after fee waiver and/or expense reimbursement3	0.87	1.62	0.50

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$ 510	$ 691	$ 918	$ 1,570
Class C (assuming redemption)	$ 265	$ 511	$ 913	$ 2,036
Class C (assuming no redemption)	$ 165	$ 511	$ 913	$ 2,036
Institutional Class	$ 51	$ 160	$ 313	$ 756

1
For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of each class are limited to 0.87%, 1.62% and 0.50% of average net assets, respectively. Each of these undertakings lasts until 10/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.87%, 1.62% and 0.50% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund normally invests at least 80% of its total assets in securities of municipal issuers around the country. The Fund’s dividends are generally exempt from federal income tax, but a portion thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

All of the debt securities in which the Fund invests normally are investment grade. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Portfolio Managers to be of comparable quality.

The Fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types and maturities of municipal securities available. The Portfolio Managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The Portfolio Managers analyze individual issues and look for securities that appear under-priced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes.

Although it may invest in securities of any maturity, the Fund normally seeks to maintain an average portfolio duration of between three and seven years.

The Fund may change its goals without shareholder approval, although it does not currently intend to do so. The Fund may not change its fundamental policy of normally investing at least 80% of its total assets in securities of municipal issuers without shareholder approval. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets or market values will not require the Fund to dispose of a holding.

The Fund is not an appropriate investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, and may not be beneficial for investors in low tax brackets.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the municipal bond market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goals.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. The value of the Fund’s investments can decline when interest rates rise. In general, the longer the maturity of a security, the greater the effect a change in interest rates could have on the security’s price. In addition, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s duration.

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NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties in the municipal securities market related to taxation or the rights of security holders. Municipal Securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. To the extent that the Fund invests in “private activity bonds,” a part of its dividends will be a tax preference item for purposes of the federal alternative minimum tax. In addition, changes in market conditions and the financial condition of the issuers may adversely affect the yield and value of a Fund’s municipal securities investments.

Recent Market Conditions. Recent events in the U.S. and global economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. There is also increased volatility in the net asset values of many mutual funds, including to some extent the Fund. The financial condition of federal, state and local governments may be sensitive to market events, which may, in turn, adversely affect the marketability of notes and bonds they issue. Recent declines in real estate prices and general business activity are reducing tax revenues of many state and local governments and could affect the economic viability of projects that are the sole source of revenue to support various private activity bonds. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

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NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

Best quarter: Q3 ’02, 4.38% Worst quarter: Q4 ’10, -3.64%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
	1 Year	5 Years	10 Years
Municipal Intermediate Bond Fund
Institutional Class Return Before Taxes	2.01	3.33	3.76
Institutional Class Return After Taxes on Distributions	1.93	3.30	3.71
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.55	3.35	3.73
Class A Return Before Taxes	-2.52	2.39	3.29
Class C Return Before Taxes	0.42	3.20	3.70
Barclays Capital 7-Year General Obligation Index (reflects no deduction for fees, expenses or taxes)	4.34	5.15	5.14
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

*
For each class, the above performance prior to 6/21/2010 is that of the Fund’s Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

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NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

INVESTMENT MANAGERS
Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman Fixed Income LLC (NBFI) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS
The Fund is managed by James L. Iselin (Senior Vice President of NBM and NBFI) and S. Blake Miller (Senior Vice President of NBM and NBFI). Mr. Iselin has managed the Fund’s assets since 2007, and Mr. Miller has co-managed the Fund’s assets since 2010.

BUYING AND SELLING SHARES
Shares of the Fund generally are available only through certain investment providers such as banks, brokerage firms, and financial advisers. If you use an investment provider, you must contact that provider to buy or sell shares of the Fund.

For Institutional Class eligibility requirements see “Maintaining Your Account” in the prospectus.

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM. See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus. Such investors may buy or sell Class A and Class C shares directly in various ways:

By mail	If regular, first-class mail, send to: Neuberger Berman Funds Boston Service Center P.O. Box 8403 Boston, MA 02266-8403	If express delivery, registered mail, or certified mail, send to: Neuberger Berman Funds c/o State Street Bank and Trust Company 30 Dan Road Canton, MA 02021
By wire, by fax, by telephone, by exchange, or by systematic investment or withdrawal	Call 800-877-9700 for instructions (Class A) Call 800-366-6264 for instructions (Institutional Class)

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

The price you pay for each Class A share is its offering price, which is its net asset value per share plus any applicable sales charge. The price you pay for each Class C share or Institutional Class share is its net asset value per share. When you buy shares, you will receive the next share price to be calculated after your order has been accepted.

Unless a CDSC is applied, the Fund pays you the full share price when you sell shares. When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable CDSC.

The Fund generally is open for business every day the New York Stock Exchange (“Exchange”) is open. However, the Fund will not be open for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days.

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NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

TAX INFORMATION
The part of the Fund’s dividends that it designates as “exempt-interest dividends” will be excludable from your gross income for federal income tax purposes. (Accordingly, investment in the Fund’s shares is not appropriate for tax-exempt investors, which will not benefit from that exclusion.) Distributions of the Fund’s taxable net investment income and net capital gains, if any, will be taxable to you. Exempt-interest dividends the Fund pays may be subject to state and local income taxes. In addition, a portion of those dividends is expected to be attributable to interest on private activity bonds that you must treat as a tax preference item for purposes of calculating your liability, if any, for the federal alternative minimum tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2011 Neuberger Berman Management LLC. All rights reserved.

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NEUBERGER BERMAN MUNICIPAL INTERMEDIATE BOND FUND	February 28, 2011

SEC File Number: 811-03802
K0156 02/11